ORGANIZATION AND BASIS OF PRESENTATION (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2018	Aug. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Organization Consolidation And Presentation Of Financial Statements Line Items [Line Items]
Stock Issued During Period, Shares, New Issues	1,000,000
Shares Issued, Price Per Share	$ 6.25				$ 1.025
Proceeds from Issuance of Common Stock	$ 5,609,215				$ 5,609,215	$ 1,550,000
Payments of Stock Issuance Costs	$ 640,785
Stockholders' Equity Note, Stock Split		1 share for every 25 shares
Common Stock, Shares Authorized		50,000,000	50,000,000		50,000,000	50,000,000
Conversion of Stock, Shares Converted		186,994,384
Conversion of Stock, Shares Issued	1,000,000	7,479,775
Concentration Risk, Percentage						69.00%
Deferred Revenue, Current			$ 2,574,097		$ 2,626,712	$ 1,233,754
Deferred Revenue, Noncurrent			310,967		402,075	$ 0
Operating Lease Liability			523,686				$ 568,268
Operating Lease, Right-of-Use Asset			$ 512,966		$ 0		$ 557,212
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Organization Consolidation And Presentation Of Financial Statements Line Items [Line Items]
Concentration Risk, Percentage			12.00%	13.00%	11.80%	28.40%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Major Customer Number Two [Member]
Organization Consolidation And Presentation Of Financial Statements Line Items [Line Items]
Concentration Risk, Percentage						10.40%
Accounts Receivable [Member] | Major Customer Number Two [Member]
Organization Consolidation And Presentation Of Financial Statements Line Items [Line Items]
Concentration Risk, Percentage					22.00%	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Organization Consolidation And Presentation Of Financial Statements Line Items [Line Items]
Concentration Risk, Percentage			23.00%
Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements Line Items [Line Items]
Common Stock, Shares Authorized		250,000,000